Document Information	12 Months Ended
Jun. 30, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0000811809
Registrant Name	BHP Group Ltd
Period End Date	Jun. 30, 2023
Reporting Currency	USD